Employee Compensation - Additional Information (Detail)	9 Months Ended
	Jul. 31, 2019 CAD ($)	Jul. 31, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of stock options, Granted	931,047	705,398
Weighted-average fair value of options granted	$ 10.23	$ 11.30